OPERATING LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING LEASES AND COMMITMENTS
Summary of Operating lease right-of-use assets
Operation lease right of Use Asset	In Thousands of US Dollars
	2023	2022	2021
Balances January 1	$158	384	422
Adjustments office lease	-	(4)	184
Accumulated amortization	(158)	(222)	(222)
Balances December 31	$-	$158	$384

Summary of operating lease liability
	In Thousands of US Dollars
Operating Lease Liabilities	2023	2022	2021
Balances as of January 1	$173	$391	426
Adjustment office lease	-	(4)	184
Repayments of lease liability	(176)	(229)	(238)
Interest expense	3	15	19
Balances as of December 31	$-	$173	$391
Lease liability due within one year	$-	$173	$228
Lease Liability long Term	-	$-	$163